Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue
Operating Expenses:
Consulting and professional fees	86,301	27,850	663,803
Compensation and benefits	237,128		586,379	5,133,114
Concert production				483,553
Other general and administrative	103,177	25,145	172,539	119,133
Total operating expenses	426,606	52,995	1,422,721	5,735,800
Other Income (Expense):
Gain (loss) on settlements			(2,158,231)	729,960
Interest expense	(39,489)	(1,500)	(91,991)	(5,949)
Net derivative expense	(2,294)		(206,835)
Change in fair value of derivative liability			7,441
Total other expense	(41,783)	(1,500)	(2,449,616)	724,011
Loss Before Income Taxes	(468,389)	(54,495)	(3,872,337)	(5,011,789)
Income Tax Provision
Net loss	(468,389)	(54,495)	(3,872,337)	(5,011,789)
Net loss attributable to non-controlling interest		3,298	3,298	317,114
Net Loss attributable to Mindpix Corporation Stockholders	$ (468,389)	$ (51,197)	$ (3,869,039)	$ (4,694,675)
Basic and Diluted Loss Per Share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Basic and Diluted Weighted Average Shares Outstanding	1,110,895,165	1,389,746,184	1,319,603,736	667,422,223